UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
Common Stocks - 96.35%
Aerospace & Defense - 1.92%
Safran SA (a)	18,839	$2,078,697
Triumph Group, Inc.	2,695	75,325
		2,154,022
Airlines - 3.43%
Southwest Airlines Co.	45,014	2,603,610
United Continental Holdings, Inc. (b)	16,037	1,087,148
Wizz Air Holdings PLC (a)(b)(c)	3,275	162,594
		3,853,352
Auto Components - 0.23%
Gentherm, Inc. (b)	4,822	148,517
Standard Motor Products, Inc.	2,313	107,925
		256,442
Automobiles - 1.12%
Hyundai Motor Co. (a)	8,432	1,255,203
Banks - 15.90%
ABN AMRO Group NV (a)(c)	41,244	1,283,254
Bank Rakyat Indonesia Persero Tbk PT (a)	4,221,500	1,160,655
BNP Paribas SA (a)	28,396	2,245,292
Comerica, Inc.	18,333	1,782,334
HDFC Bank Ltd. - ADR	1,296	125,945
ICICI Bank Ltd. - ADR	104,298	990,831
ING Groep NV (a)	101,795	1,786,302
JPMorgan Chase & Co.	21,402	2,471,931
Lloyds Banking Group PLC (a)	1,355,196	1,280,441
Swedbank AB (a)	73,397	1,842,286
The Siam Commercial Bank PLC (a)	15,100	71,286
Wells Fargo & Co.	48,281	2,820,094
		17,860,651
Biotechnology - 2.58%
Alnylam Pharmaceuticals, Inc. (b)	3,168	380,667
Biogen, Inc. (b)	3,443	994,992
Galapagos NV (a)(b)	5,782	602,870
Regeneron Pharmaceuticals, Inc. (b)	2,075	664,913
Spark Therapeutics, Inc. (b)	4,566	260,719
		2,904,161
Building Products - 1.67%
AAON, Inc.	4,753	174,673
Cie de Saint-Gobain (a)	26,980	1,527,041
Simpson Manufacturing Co., Inc.	3,239	179,181
		1,880,895
Commercial Services & Supplies - 0.31%
Healthcare Services Group, Inc.	5,930	269,400
Stericycle, Inc. (b)	1,327	83,163
		352,563
Construction & Engineering - 0.20%
Kinden Corp. (a)	13,700	224,718
Construction Materials - 2.41%
Cemex SAB de CV - ADR	125,224	820,217
HeidelbergCement AG (a)	17,774	1,783,607
Semen Indonesia Persero Tbk PT (a)	134,200	108,592
		2,712,416

Consumer Finance - 1.69%
FirstCash, Inc.	3,102	228,617
ORIX Corp. (a)	16,200	286,815
SLM Corp. (b)	13,486	147,132
Synchrony Financial	33,842	1,231,511
		1,894,075
Diversified Financial Services - 0.23%
FactSet Research Systems, Inc.	1,265	257,023
Diversified Telecommunication Services - 3.00%
KT Corp. (a)	6,034	155,293
KT Corp. - ADR	22,162	294,311
Nippon Telegraph & Telephone Corp. (a)	62,800	2,916,847
		3,366,451
Electric Utilities - 3.41%
Korea Electric Power Corp. (a)	63,677	1,944,483
The Kansai Electric Power Co., Inc. (a)	154,900	1,881,457
		3,825,940
Electrical Equipment - 1.04%
Mitsubishi Electric Corp. (a)	69,500	1,172,291
Electronic Equipment, Instruments & Components - 3.46%
Badger Meter, Inc.	3,574	170,122
IPG Photonics Corp. (b)	1,487	365,267
Kyocera Corp. (a)	27,600	1,627,825
Littelfuse, Inc.	1,461	303,158
Samsung SDI Co. Ltd. (a)	7,646	1,208,665
Trimble, Inc. (b)	5,727	217,225
		3,892,262
Energy Equipment & Services - 0.12%
Newpark Resources, Inc. (b)	15,753	129,962
Food & Staples Retailing - 1.20%
CVS Health Corp.	19,908	1,348,369
Gas Utilities - 0.72%
Infraestructura Energetica Nova SAB de CV (a)	24,000	113,312
Tokyo Gas Co. Ltd. (a)	28,000	699,610
		812,922
Health Care Equipment & Supplies - 4.74%
Abaxis, Inc.	1,904	126,940
ABIOMED, Inc. (b)	1,358	364,188
Becton Dickinson & Co.	4,666	1,035,945
DexCom, Inc. (b)	11,450	642,803
Edwards Lifesciences Corp. (b)	2,220	296,747
Inogen, Inc. (b)	2,969	358,715
Insulet Corp. (b)	3,768	282,939
Integer Holdings Corp. (b)	3,230	164,892
Masimo Corp. (b)	2,914	255,062
Medtronic PLC (a)	15,958	1,274,884
Merit Medical Systems, Inc. (b)	7,569	344,390
Nuvectra Corp. (b)	1,786	19,057
ResMed, Inc.	1,698	161,768
		5,328,330
Health Care Providers & Services - 0.24%
Chemed Corp.	762	197,838
Quest Diagnostics, Inc.	717	73,887
		271,725
Health Care Technology - 1.67%
Cerner Corp. (b)	18,135	1,163,541
Medidata Solutions, Inc. (b)	3,471	227,906
Omnicell, Inc. (b)	4,659	203,365
Vocera Communications, Inc. (b)	10,365	285,038
		1,879,850

Hotels, Restaurants & Leisure - 3.93%
Carnival Corp. (a)	2,033	136,028
Carnival PLC (a)	6,446	424,255
Compass Group PLC (a)	86,185	1,831,030
Royal Caribbean Cruises Ltd. (a)	15,964	2,021,042
		4,412,355
Household Durables - 2.39%
Berkeley Group Holdings PLC (a)	15,890	840,935
Sony Corp. (a)	34,900	1,758,616
Sony Corp. - ADR	1,743	87,952
		2,687,503
Household Products - 0.20%
Reckitt Benckiser Group PLC (a)	2,861	227,097
Insurance - 2.69%
Prudential PLC (a)	66,758	1,672,770
Reinsurance Group of America, Inc.	8,555	1,315,673
Samsung Fire & Marine Insurance Co. Ltd. (a)	110	29,368
		3,017,811
Internet & Catalog Retail - 2.01%
Amazon.com, Inc. (b)	1,491	2,255,063
Internet & Direct Marketing Retail - 0.64%
Start Today Co. Ltd. (a)	28,000	723,243
Internet Software & Services - 7.22%
Alphabet, Inc. - Class C (b)	2,741	3,028,065
Baidu, Inc. - ADR	972	245,274
Facebook, Inc. - Class A (b)	11,453	2,042,299
NAVER Corp. (a)	169	125,156
NIC, Inc.	6,881	92,894
Tencent Holdings Ltd. (a)	47,200	2,582,242
		8,115,930
IT Services - 1.97%
Visa, Inc. - Class A	18,027	2,216,239
Life Sciences Tools & Services - 0.76%
Illumina, Inc. (b)	3,727	849,831
Machinery - 2.49%
Amada Holdings Co. Ltd. (a)	94,100	1,252,977
Atlas Copco AB (a)	8,514	362,162
KION Group AG (a)	13,872	1,183,118
		2,798,257
Media - 2.27%
Comcast Corp.	70,357	2,547,627
Metals & Mining - 0.21%
Grupo Mexico SAB de CV (a)	69,800	236,386
Multi-Utilities - 0.06%
WEC Energy Group, Inc.	1,113	66,691
Oil, Gas & Consumable Fuels - 5.22%
BP PLC - ADR	58,815	2,285,550
Cabot Oil & Gas Corp.	22,461	542,658
ConocoPhillips	11,757	638,523
EOG Resources, Inc.	5,683	576,370
Exxon Mobil Corp.	1,004	76,043
Kinder Morgan, Inc.	48,564	786,737
Plains GP Holdings LP	27,823	578,718
Range Resources Corp.	1,599	21,251
Royal Dutch Shell PLC - Class B - ADR	5,654	362,874
		5,868,724
Pharmaceuticals - 3.28%
Aspen Pharmacare Holdings Ltd. (a)	3,751	85,377
Bristol-Myers Squibb Co.	1,156	76,527
Hanmi Pharm Co. Ltd. (a)	195	83,095

Novartis AG (a)	5,196	433,460
Novartis AG - ADR	17,457	1,455,041
Shire PLC - ADR	12,150	1,555,200
		3,688,700
Professional Services - 0.16%
Mistras Group, Inc. (b)	8,911	175,725
Real Estate Management & Development - 1.59%
Vonovia SE (a)	39,232	1,788,566
Semiconductors & Semiconductor Equipment - 0.50%
Microsemi Corp. (b)	5,334	346,176
Samsung Electronics Co. Ltd. (a)	97	210,788
		556,964
Software - 1.70%
Microsoft Corp.	17,232	1,615,845
PROS Holdings, Inc. (b)	9,334	292,621
		1,908,466
Specialty Retail - 1.94%
Foot Locker, Inc.	16,025	735,708
Ross Stores, Inc.	18,446	1,440,448
		2,176,156
Technology Hardware, Storage & Peripherals - 0.73%
NCR Corp. (b)	23,605	778,965
Stratasys Ltd. (a)	2,160	39,366
		818,331
Textiles, Apparel & Luxury Goods - 2.94%
Carter's, Inc.	2,085	243,278
Luxottica Group SpA (a)	18,648	1,118,370
NIKE, Inc. - Class B	14,881	997,473
Shenzhou International Group Holdings Ltd. (a)	96,000	942,655
		3,301,776
Water Utilities - 0.09%
American Water Works Co., Inc.	1,307	103,724
Wireless Telecommunication Services - 0.07%
China Mobile Ltd. - ADR	1,745	81,125
Total Common Stocks (Cost $86,027,311)		108,255,913

Exchange Traded Funds - 1.20%
iShares Core MSCI EAFE ETF	10,384	686,798
iShares Core S&P 500 ETF	2,421	661,756
Total Exchange Traded Funds (Cost $1,353,564)		1,348,554

Mutual Funds - 0.00%
Nuveen Preferred Securities Fund - Class I	134	2,323
Total Mutual Funds (Cost $2,348)		2,323

Preferred Stocks - 0.80%
Automobiles - 0.35%
Hyundai Motor Co. (a)
4.197%	4,348	390,191
Banks - 0.27%
Bancolombia SA - ADR
2.913%	2,864	120,804
Itau Unibanco Holding SA - ADR
7.208%	12,030	187,307
		308,111
Insurance - 0.18%
Samsung Fire & Marine Insurance Co. Ltd. (a)
5.184%	1,147	204,424
Total Preferred Stocks (Cost $823,314)		902,726

Real Estate Investment Trusts - 0.13%
Iron Mountain, Inc.	4,770	150,064
Total Real Estate Investment Trusts (Cost $148,527)		150,064

Money Market Funds - 1.57%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (d)	1,758,042	1,758,042
Total Money Market Funds (Cost $1,758,042)		1,758,042

Total Investments (Cost $90,113,106) - 100.05%		112,417,622
Liabilities in Excess of Other Assets - (0.05)%		(58,473)
Total Net Assets - 100.00%		$112,359,149

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	The rate shown represents the seven day yield as of February 28, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Principal
	Amount	Value
Corporate Bonds - 36.48%
Breweries - 1.96%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	$1,496,000	$1,482,987
Diversified Banks - 17.19%
Bank of America Corp.
2.905% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	2,279,000	2,335,217
BB&T Corp.
2.750%, 04/01/2022	2,383,000	2,350,753
Citigroup, Inc.
3.400%, 05/01/2026	2,230,000	2,168,937
Fifth Third Bank
2.150%, 08/20/2018	2,266,000	2,262,943
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,826,000	1,820,301
Wells Fargo Bank NA
2.400%, 01/15/2020	2,085,000	2,069,464
		13,007,615
Food Retail - 3.16%
The Kroger Co.
7.500%, 04/01/2031	1,879,000	2,390,070
Home Improvement Retail - 3.57%
The Home Depot, Inc.
5.875%, 12/16/2036	2,119,000	2,701,075
Homebuilding - 1.99%
NVR, Inc.
3.950%, 09/15/2022	1,471,000	1,508,126
Integrated Telecommunication Services - 3.05%
Verizon Communications, Inc.
5.250%, 03/16/2037	2,172,000	2,308,908
Investment Banking & Brokerage - 2.89%
Morgan Stanley
6.375%, 07/24/2042	1,682,000	2,188,769
Miscellaneous Intermediation - 2.67%
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	2,051,000	2,016,100
Total Corporate Bonds (Cost $27,708,130)		27,603,650

Exchange-Traded Funds - 18.27%	Shares
Vanguard Mortgage-Backed Securities ETF	268,901	13,824,201
Total Exchange-Traded Funds (Cost $14,288,765)		13,824,201

Municipal Bonds - 24.94%	Principal
California - 4.36%	Amount
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	750,138
Metropolitan Water District of Southern California
6.538%, 07/01/2039	500,000	525,660
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,021,206
		3,297,004

Florida - 1.87%
County of Miami-Dade, FL Aviation Revenue
2.604%, 10/01/2025	1,500,000	1,412,655
Louisiana - 1.04%
New Orleans Aviation Board
2.227%, 01/01/2020	800,000	790,688
Nevada - 0.79%
Country of Clark, NV
6.750%, 07/01/2029	550,000	600,545
New York - 10.20%
City of New York, NY
5.676%, 10/01/2034	430,000	450,262
County of Westchester, NY
5.000%, 06/01/2024	250,000	257,703
Metropolitan Transportation Authority
1.848%, 07/01/2019	105,000	104,430
3.118%, 07/01/2025	1,500,000	1,506,120
7.336%, 11/15/2039	1,825,000	2,712,899
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	148,936
New York City Transitional Finance Authority Future Tax Secured Revenue
3.530%, 08/01/2031	970,000	954,354
5.932%, 11/01/2036	225,000	242,725
New York City Water & Sewer System
5.790%, 06/15/2041	1,255,000	1,338,207
		7,715,636
Pennsylvania - 0.63%
Pennsylvania Economic Development Financing Authority
3.201%, 11/15/2027	500,000	480,390
Texas - 5.39%
City of Fort Worth, TX
3.375%, 03/01/2027	1,300,000	1,274,039
Jasper Independent School District
4.000%, 02/15/2033	800,000	822,936
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	1,750,000	1,682,887
The University of Texas System
3.807%, 08/15/2018	295,000	297,372
		4,077,234
Washington - 0.66%
County of Snohomish, WA
2.000%, 12/01/2018	500,000	499,430
Total Municipal Bonds (Cost $19,415,683)		18,873,582

U.S. Government Notes/Bonds - 19.30%
United States Treasury Inflation Indexed Bonds
1.125%, 01/15/2021	8,222,227	8,415,907
United States Treasury Note/Bond
1.250%, 04/30/2019	3,439,000	3,404,274
1.625%, 08/31/2022	1,959,000	1,876,623
2.500%, 02/15/2045	1,023,000	905,914
Total U.S. Government Notes/Bonds (Cost $14,814,134)		14,602,718

Money Market Funds - 0.51%	Shares
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (b)	382,928	382,928
Total Money Market Funds (Cost $382,928)		382,928

Total Investments (Cost $76,609,640) - 99.50%		75,287,079
Other Assets in Excess of Liabilities - 0.50%		378,539
Total Net Assets - 100.00%		$75,665,618

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	The rate shown represents the seven day yield as of February 28, 2018.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 28, 2018 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.63%
Alaska - 1.82%
Alaska Housing Finance Corp.
4.000%, 06/01/2018	$450,000	$452,993
5.000%, 12/01/2020	550,000	596,953
State of Alaska, Sport Fishing Revenue Bonds
5.000%, 04/01/2022	695,000	736,832
		1,786,778
Arizona - 0.68%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/2031	200,000	202,462
Marana Municipal Property Corp.
5.000%, 07/01/2028	460,000	465,663
		668,125
Colorado - 1.71%
Denver City & County School District No. 1
5.000%, 12/01/2028	500,000	576,480
University of Colorado
5.000%, 06/01/2032	1,000,000	1,103,800
		1,680,280
Connecticut - 0.85%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2037 (a)	100,000	107,674
2.000%, 07/01/2042 (a)	310,000	295,247
State of Connecticut Special Tax Revenue
5.000%, 08/01/2020	400,000	427,548
		830,469
District of Columbia - 2.15%
District of Columbia
6.625%, 03/01/2041	1,750,000	1,989,802
5.250%, 07/15/2045	120,000	121,762
		2,111,564
Florida - 2.43%
County of Miami-Dade, FL Aviation Revenue
5.500%, 10/01/2019	500,000	529,985
Florida Housing Finance Corp.
2.250%, 01/01/2026	500,000	474,660
3.200%, 07/01/2030	955,000	956,605
Florida Water Pollution Countrol Financing Corp.
5.000%, 07/15/2018	420,000	425,779
		2,387,029
Georgia - 0.79%
Athens-Clarke County, GA Unified Government Water & Sewerage Revenue
5.625%, 01/01/2033	750,000	776,437
Hawaii - 0.21%
County of Hawaii, HI
5.000%, 07/15/2023	200,000	202,752
Indiana - 1.98%
Indiana Health Facility Financing Authority
1.350%, 11/01/2027 (a)	830,000	819,824
1.350%, 11/01/2027 (a)	1,145,000	1,130,962
		1,950,786

Iowa - 0.76%
Iowa State University of Science & Technology
3.000%, 07/01/2025	720,000	742,010
Maryland - 2.51%
City of Baltimore, MD
5.000%, 07/01/2027	1,000,000	1,189,110
Maryland Community Development Administration
1.400%, 07/01/2019	1,290,000	1,282,531
		2,471,641
Massachusetts - 0.28%
Commonwealth of Massachusetts
5.500%, 10/01/2018	100,000	102,444
The Massachusetts Clean Water Trust
5.000%, 02/01/2019	170,000	175,741
		278,185
Michigan - 1.72%
Michigan State Hospital Finance Authority
5.000%, 11/15/2018	1,650,000	1,690,887
Minnesota - 2.78%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,000,000	1,126,150
State of Minnesota
5.000%, 10/01/2027	1,325,000	1,603,118
		2,729,268
Nebraska - 2.21%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	503,490
3.350%, 09/01/2028	1,000,000	1,011,680
University of Nebraska
4.500%, 07/01/2028	650,000	656,936
		2,172,106
Nevada - 8.41%
Clark County School District
5.000%, 06/15/2020	1,000,000	1,072,730
5.000%, 06/15/2028	1,600,000	1,832,608
County of Clark Department of Aviation
5.000%, 07/01/2029	1,760,000	1,989,662
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,116,350
5.000%, 06/01/2030	700,000	814,359
5.000%, 06/01/2030	1,300,000	1,444,547
		8,270,256
New Hampshire - 0.53%
New Hampshire Health and Education Facilities Authority Act
5.000%, 04/01/2029	500,000	524,815
New York - 28.64%
Broome County Industrial Development Agency
6.875%, 07/01/2040	500,000	508,660
City of New York, NY
3.000%, 08/01/2018	100,000	100,736
6.000%, 10/15/2023	305,000	313,732
6.000%, 10/15/2023	200,000	205,802
Metropolitan Transportation Authority
5.000%, 11/15/2029	1,000,000	1,120,140
5.000%, 11/15/2031	2,000,000	2,235,060
4.000%, 11/15/2033 (a)	1,000,000	1,049,840
Monroe County Industrial Development Corp.
5.000%, 07/01/2022	275,000	309,906
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,719,000

New York City Transitional Finance Authority Future Tax Secured Revenue
5.250%, 11/01/2027	240,000	246,096
5.000%, 02/01/2029	1,000,000	1,105,230
New York City Water & Sewer System
5.000%, 06/15/2026	1,400,000	1,537,578
5.000%, 06/15/2032	335,000	392,195
New York Local Government Assistance Corp.
5.000%, 04/01/2019	1,000,000	1,002,970
New York State Dormitory Authority
5.250%, 02/15/2020	1,375,000	1,425,448
5.000%, 03/15/2020	925,000	989,482
New York State Environmental Facilities Corp.
5.000%, 06/15/2018	315,000	318,374
5.000%, 06/15/2021	1,000,000	1,010,360
New York State Urban Development Corp.
5.000%, 03/15/2019	500,000	518,555
5.000%, 03/15/2029	2,500,000	2,812,900
Port Authority of New York & New Jersey
5.000%, 05/01/2027	1,000,000	1,163,010
5.000%, 09/01/2028	500,000	576,155
5.000%, 12/01/2028	100,000	114,977
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	1,010,000	1,182,619
5.000%, 10/15/2027	1,000,000	1,167,560
State of New York
5.000%, 03/01/2028	825,000	937,101
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	383,204
3.125%, 10/01/2032	1,000,000	974,200
The Erie County Industrial Development Agency
5.000%, 05/01/2018	750,000	754,635
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2021	355,000	357,730
5.000%, 11/15/2024	800,000	820,968
5.000%, 11/15/2030	675,000	794,110
		28,148,333
North Carolina - 0.66%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	647,870
Ohio - 6.90%
County of Butler, OH
5.500%, 11/01/2040	1,200,000	1,320,552
Ohio Higher Educational Facility Commission
5.000%, 01/01/2020	150,000	159,049
5.000%, 01/01/2026	500,000	553,475
5.000%, 01/01/2028	1,000,000	1,102,290
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	632,232
Ohio Water Development Authority
5.000%, 12/01/2030	1,675,000	1,973,301
Ohio Water Development Authority Water Pollution Control Loan Fund
5.250%, 12/01/2019	350,000	372,418
State of Ohio
4.000%, 01/01/2019	250,000	255,157
5.000%, 01/01/2024	400,000	411,876
		6,780,350
Oklahoma - 1.18%
Oklahoma Turnpike Authority
5.000%, 01/01/2023	1,065,000	1,162,629

Oregon - 0.10%
City of Portland, OR Sewer System Revenue
4.250%, 06/15/2019	100,000	100,858
Pennsylvania - 3.93%
Allegheny County Hospital Development Authority
5.000%, 05/15/2018	100,000	100,724
5.000%, 06/15/2018	315,000	318,210
5.000%, 09/01/2018	1,050,000	1,068,448
5.000%, 10/15/2018	250,000	255,450
City of Philadelphia, PA Water & Wastewater Revenue
5.250%, 01/01/2036	100,000	103,175
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	474,540
3.200%, 10/01/2031	710,000	693,131
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	155,000	165,129
5.000%, 03/01/2021	520,000	553,665
5.000%, 03/01/2027	120,000	127,549
		3,860,021
Tennessee - 3.95%
Tennessee Housing Development Agency
1.150%, 01/01/2019	825,000	822,195
1.350%, 01/01/2020	450,000	447,912
1.350%, 07/01/2020	1,550,000	1,534,035
Tennessee State School Bond Authority
5.000%, 05/01/2018	50,000	50,308
5.000%, 11/01/2018	1,000,000	1,024,500
		3,878,950
Texas - 13.44%
Arlington Higher Education Finance Corp.
5.000%, 08/15/2024	315,000	362,874
City of Dallas, TX Waterworks & Sewer System Revenue
4.000%, 10/01/2018	200,000	203,124
City of Garland, TX
5.000%, 02/15/2028	400,000	412,688
Dallas Area Rapid Transit
5.000%, 12/01/2033	150,000	154,065
5.250%, 12/01/2048	150,000	154,342
Dallas County Park Cities Municipal Utility District
4.000%, 08/01/2018	100,000	101,110
Dallas Independent School District
5.000%, 02/15/2036 (a)	500,000	555,325
Dallas/Fort Worth International Airport
5.000%, 11/01/2028	1,000,000	1,077,960
Fort Bend Independent School District
5.000%, 08/15/2028	500,000	589,285
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	1,000,000	1,004,930
La Joya Independent School District
5.000%, 02/15/2028	550,000	656,447
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,134,781
Manor Independent School District
3.000%, 08/01/2018	670,000	674,791
North Texas Tollway Authority
5.000%, 01/01/2026	1,135,000	1,287,362
Round Rock Independent School District
5.000%, 08/01/2018	320,000	324,922
State of Texas
5.000%, 10/01/2018	1,000,000	1,021,610
Tarrant Regional Water District
5.000%, 03/01/2029	1,000,000	1,155,410
Texas State University System
5.000%, 03/15/2021	100,000	106,721
Tomball Independent School District
1.100%, 02/15/2043 (a)	2,250,000	2,232,630
		13,210,377

Virginia - 2.56%
Virginia Commonwealth Transportation Board
5.000%, 05/15/2019	300,000	312,720
5.000%, 05/15/2028	1,000,000	1,193,460
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,013,530
		2,519,710
Washington - 1.47%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	879,907
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	109,594
State of Washington
5.000%, 08/01/2029	400,000	455,984
		1,445,485
Wisconsin - 4.98%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	833,008
Southeast Wisconsin Professional Baseball Park District
5.500%, 12/15/2019	1,700,000	1,818,728
State of Wisconsin
4.000%, 05/01/2020	100,000	102,966
5.000%, 11/01/2032	500,000	586,145
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
5.500%, 06/01/2025	225,000	227,358
Wisconsin Department of Transportation
4.000%, 07/01/2018	175,000	176,543
5.000%, 07/01/2028	1,000,000	1,152,460
		4,897,208
Total Municipal Bonds (Cost $99,023,582)		97,925,179

Money Market Funds - 0.16%	Shares
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (b)	156,882	156,882
Total Money Market Funds (Cost $156,882)		156,882

Total Investments (Cost $99,180,464) - 99.79%		98,082,061
Other Assets in Excess of Liabilities - 0.21%		206,030
Total Net Assets - 100.00%		$98,288,091

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	The rate shown represents the seven day yield as of February 28, 2018.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 28, 2018 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.95%
New York - 93.91%
City of New York, NY
5.000%, 08/01/2018	$725,000	$736,302
6.000%, 10/15/2023	465,000	478,313
6.000%, 10/15/2023	275,000	282,978
5.000%, 08/01/2031	500,000	571,735
County of Onondaga, NY
5.000%, 05/01/2023	190,000	209,414
County of Orange, NY
5.000%, 03/01/2018	665,000	665,000
County of Saratoga, NY
2.500%, 06/01/2019	150,000	151,956
County of Schenectady, NY
2.000%, 12/15/2020	325,000	328,348
County of Westchester, NY
4.000%, 11/15/2018	1,000,000	1,019,100
4.000%, 07/01/2022	5,000	5,357
5.000%, 07/01/2026	575,000	694,491
Erie County Fiscal Stability Authority
5.000%, 05/15/2023	510,000	548,291
Freeport Union Free School District
5.000%, 12/01/2019	220,000	233,068
Housing Development Corp.
1.900%, 05/01/2021	250,000	250,220
Metropolitan Transportation Authority
5.000%, 11/15/2025	570,000	661,377
5.000%, 11/15/2026	1,000,000	1,132,540
5.000%, 11/15/2030 (a)	460,000	485,760
5.000%, 11/15/2034 (a)	650,000	688,831
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2030	1,120,000	1,290,262
New York City Transitional Finance Authority Future Tax Secured Revenue
3.000%, 11/01/2018	295,000	298,440
5.000%, 08/01/2019	175,000	183,687
5.250%, 11/01/2027	200,000	205,080
5.000%, 05/01/2028	300,000	355,941
5.000%, 11/01/2030	775,000	881,694
New York City Trust for Cultural Resources
5.000%, 04/01/2026	750,000	766,252
5.000%, 07/01/2031	620,000	707,482
New York City Water & Sewer System
4.000%, 06/15/2020	300,000	316,857
5.000%, 06/15/2021	200,000	202,114
5.000%, 06/15/2032	750,000	878,047
New York Local Government Assistance Corp.
5.000%, 04/01/2018	1,000,000	1,003,050
5.000%, 04/01/2019	1,000,000	1,002,970
New York Power Authority
5.000%, 11/15/2022	175,000	199,038
New York State Bridge Authority
4.000%, 01/01/2019	100,000	102,197

New York State Dormitory Authority
4.000%, 02/15/2019	205,000	210,086
5.000%, 03/15/2019	700,000	725,977
5.000%, 07/01/2023	875,000	969,946
5.000%, 03/15/2025	200,000	226,454
5.000%, 07/01/2025	110,000	114,902
5.000%, 02/15/2026	500,000	590,430
5.000%, 07/01/2027	750,000	854,655
5.000%, 03/15/2028	500,000	573,850
4.750%, 12/15/2028	100,000	102,704
5.000%, 07/01/2029	500,000	548,250
5.000%, 10/01/2031	650,000	685,503
5.000%, 02/15/2035	585,000	622,428
5.000%, 03/15/2036	225,000	258,914
5.250%, 07/01/2048	625,000	633,125
New York State Environmental Facilities Corp.
5.000%, 05/15/2018	250,000	251,903
5.000%, 06/15/2025	500,000	552,335
New York State Housing Finance Agency
1.100%, 05/01/2019	465,000	460,690
1.800%, 11/01/2020	125,000	125,486
2.900%, 11/01/2025	190,000	192,464
3.050%, 11/01/2027	1,000,000	1,001,920
New York State Thruway Authority
5.000%, 03/15/2018	300,000	300,417
5.000%, 01/01/2032	1,500,000	1,706,805
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	843,870
Port Authority of New York & New Jersey
5.000%, 10/15/2019	125,000	131,641
5.000%, 09/01/2028	750,000	864,233
5.000%, 11/15/2031	300,000	353,493
Riverhead Central School District
2.000%, 10/15/2018	750,000	753,458
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	500,000	585,455
State of New York
5.000%, 02/15/2020	100,000	106,770
5.000%, 03/01/2028	500,000	567,940
5.000%, 12/15/2030	1,000,000	1,112,700
State of New York Mortgage Agency
2.650%, 04/01/2029	500,000	475,075
Suffolk County Water Authority
5.000%, 06/01/2021	100,000	110,614
Town of Southampton, NY
3.000%, 03/15/2018	975,000	975,614
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	755,000	857,250
5.000%, 11/15/2029	425,000	502,643
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	884,790
Village of Harrison, NY
4.000%, 12/15/2023	105,000	116,418
		38,487,400
Ohio - 0.50%
State of Ohio
5.000%, 01/01/2022	185,000	202,227
Pennsylvania - 0.95%
Pennsylvania Turnpike Commission
5.000%, 12/01/2030	340,000	388,008

Tennessee - 0.93%
Tennessee Housing Development Agency
1.350%, 07/01/2020	385,000	381,035
Texas - 2.66%
Tomball Independent School District
1.100%, 02/15/2043 (a)	1,100,000	1,091,508
Total Municipal Bonds (Cost $41,058,783)		40,550,178

	Shares
Money Market Funds - 0.07%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.290% (b)	30,901	30,901
Total Money Market Funds (Cost $30,901)		30,901

Total Investments (Cost $41,089,684) - 99.02%		40,581,079
Other Assets in Excess of Liabilities - 0.98%		400,718
Total Net Assets - 100.00%		$40,981,797

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	The rate shown represents the seven day yield as of February 28, 2018.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

 The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2018.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$62,543,756	$45,712,157	$-	$108,255,913
Mutual Funds	2,323	-	-	2,323
Preferred Stock	512,535	390,191	-	902,726
Real Estate Investment Trusts	150,064	-	-	150,064
Total Equity Securities	63,208,678	46,102,348	-	109,311,026
Exchange-Traded Funds	1,348,554	-	-	1,348,554
Money Market Funds	1,758,042	-	-	1,758,042
Total Investments in Securities	$66,315,274	$46,102,348	$-	$112,417,622

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$27,603,650	$-	$27,603,650
Municipal Bonds	-	18,873,582	-	18,873,582
U.S. Government Notes/Bonds	-	14,602,718	-	14,602,718
Total Fixed Income Securities	-	61,079,950	-	61,079,950
Exchange-Traded Funds	13,824,201	-	-	13,824,201
Money Market Funds	382,928	-	-	382,928
Total Investments in Securities	$14,207,129	$61,079,950	$-	$75,287,079

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$97,925,179	$-	$97,925,179
Total Fixed Income Securities	-	97,925,179	-	97,925,179
Money Market Funds	156,882	-	-	156,882
Total Investments in Securities	$156,882	$97,925,179	$-	$98,082,061

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$40,550,178	$-	$40,550,178
Total Fixed Income Securities	-	40,550,178	-	40,550,178
Money Market Funds	30,901	-	-	30,901
Total Investments in Securities	$30,901	$40,550,178	$-	$40,581,079

The Funds held no Level 3 securities during the period ended February 28, 2018.

The Funds recognize transfers between levels as of the end of the fiscal period.

Equity Allocation Fund
Transfers into Level 1	$-
Transfers out of Level 1	(3,021,351)
Net transfer in and/or out of Level 1	(3,021,351)

Transfers into Level 2	$3,021,351
Transfers out of Level 2	-
Net transfer in and/or out of Level 2	3,021,351

Transfers into Level 1 and out of Level 2 resulted from foreign securities which were previously priced using a systemic fair valuation model (Level 2 securities) and then priced at February 28, 2018 using the last sale price

(Level 1 securities).

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date              4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
 John Buckel, President
Date                 4/25/18

By (Signature and Title)*   /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date                  4/25/18

* Print the name and title of each signing officer under his or her signature.